Summary Of Significant Accounting Policies (Schedule of movement in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combination Segment Allocation [Line Items]
Beginning balance	$ 472,322	$ 466,722
Business combinations		5,944
Foreign currency adjustments	44	(344)
Ending balance	472,366	472,322
Segment VITAS [Member]
Business Combination Segment Allocation [Line Items]
Beginning balance	328,301	328,301
Business combinations
Foreign currency adjustments
Ending balance	328,301	328,301
Roto-Rooter segment [Member]
Business Combination Segment Allocation [Line Items]
Beginning balance	144,021	138,421
Business combinations		5,944
Foreign currency adjustments	44	(344)
Ending balance	$ 144,065	$ 144,021